Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	£ 5,965	£ 5,162
Goodwill Ending Balance	5,734	5,965
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	5,965	5,162
Exchange adjustments	(228)	814
Additions through business combinations (Note 38)		7
Transfer to assets held for sale	(3)	(18)
Goodwill Ending Balance	£ 5,734	£ 5,965